Equity Incentive Plan	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan
16. EQUITY INCENTIVE PLAN
2015 Equity
Incentive
Plan
Restricted stock units are converted into shares of the Company’s ordinary shares upon vesting on
one-for-one
basis. The vesting of restricted stock unit is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company’s restricted stock units are considered non-vested
share awards as defined under ASC 718.
On June 3, 2015, the Company adopted its 2015 Equity Incentive Plan (“the 2015 Plan”). The 2015 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2015 Plan reserved 20,000 thousand shares of ordinary shares for issuance upon exercise of stock options and restricted stock units.
Restricted Stock Units Activity
The following is a summary of, the 2015 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2019	15,787
Restricted stock units granted	(1,584)
Restricted stock units forfeited	57

Available for grant at December 31, 2019	14,260
Restricted stock units granted	(1,692)
Restricted stock units forfeited	57

Available for grant at December 31, 2020	12,625
Restricted stock units granted	(2,326)
Restricted stock units forfeited	134

Available for grant at December 31, 2021	10,433

The related tax effect for stock-based compensation benefit (expense) were US$(49) thousand, US$11 thousand and US$(155) thousand for 2019, 2020 and 2021, respectively. The related tax effect for stock-based
compensation expense for restricted stock units exercised during 2019, 2020 and 2021 was US$3,446 thousand, US$2,188 thousand and US$2,767 thousand, respectively. The related tax effect was determined using applicable tax rates.
Restricted Stock Units
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2019	1,621	13.85	0.38
Restricted stock units granted	1,584	8.01
Restricted stock units vested	(1,505)	14.12
Restricted stock units forfeited	(57)	9.59

Non-vested at December 31, 2019	1,643	8.08	0.29
Restricted stock units granted	1,692	9.40
Restricted stock units vested	(1,564)	8.02
Restricted stock units forfeited	(57)	9.31

Non-vested at December 31, 2020	1,714	9.37	0.31
Restricted stock units granted	2,326	17.62
Restricted stock units vested	(1,596)	9.31
Restricted stock units forfeited	(134)	14.99

Non-vested at December 31, 2021	2,310	17.37	1.57

As of December 31, 2021, there was US$24,807 thousand of total unrecognized compensation cost related to restricted stock units granted under the 2015 Plan.
Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2019, 2020 and 2021.

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Cost of sales	305	253	389
Research and development	9,927	10,132	12,864
Sales and marketing	1,789	1,759	2,366
General and administrative	2,570	2,445	3,926

	14,591	14,589	19,545